Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Milestone payments	€ 10,132	€ 9,677
Research and development service fees (FTE)	966	€ 4,107
Shire
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development service fees (FTE)	500
LEO Pharma collaboration
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development service fees (FTE)	200
Staten
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development service fees (FTE)	€ 200